Property and Equipment, Net	12 Months Ended
Aug. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2023	2024
	RMB	RMB
Buildings	323,307	298,164
Leasehold improvement	289,527	302,994
Motor vehicles	353	348
Electronic equipment	51,818	55,203
Office equipment	129,533	134,902
Furniture and other equipment	10,474	13,597
Others	40,475	43,400
Less: accumulated depreciation	(443,423)	(483,941)
Less: accumulated impairment	(19,477)	(26,084)
Construction in progress	7,419	10,766
Property and equipment, net	390,006	349,349

For the years ended August 31, 2022, 2023 and 2024, depreciation expenses were RMB 95,441, RMB 63,598 and RMB 48,796 respectively.

During the year ended August 31, 2022, the Group recorded impairment loss of RMB 6,586 related to the property and equipment within the Overseas Schools reportable segment, due to closure of certain schools. During the years ended August 31, 2023 and 2024, the Group recorded RMB 12,891 and RMB 6,607 impairment loss on the property and equipment of Tongxiang Wuzhen Leti Camping Operation Management Co., Ltd., by which the carrying amount exceeded the expected future cash flows of the related leasehold improvements, respectively.